Property, Plant and Equipment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 15, 2015 MXN ($)	Dec. 15, 2015 USD ($)
Property, Plant and Equipment (Details) [Line Items]
Depreciation expense (in Pesos)	$ 1,175,108	$ 1,441,021
Construction in progress				$ 15.6	$ 6.0
Net book value	$ 16,012,749	$ 15,950,352
USD [Member]
Property, Plant and Equipment (Details) [Line Items]
Net book value				$ 54.6
Lorain Ohio facility [Member]
Property, Plant and Equipment (Details) [Line Items]
Net book value							$ 2,701,000
Lorain Ohio facility [Member] | USD [Member]
Property, Plant and Equipment (Details) [Line Items]
Electric arc furnace and auxiliar facilities expenses			$ 158.8
Labor and capitalized indirect expenses			$ 45.4
Net book value					$ 40.3	$ 41.5		$ 130.7